Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net Operating Loss Carryforward	$ 2,685,827	$ 886,761	$ 799,762	$ 693,925
Valuation allowance	(2,685,827)	(886,761)	(799,762)	(693,925)
Net Deferred Tax Asset